Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,857,140
Previously Paid Amount
Total Fee Amount	10,890.17
Total Offset Amount
Net Fee	$ 10,890.17